The Prudential Insurance Company of America

751 Broad St

Newark, NJ 07102

January 29, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Prudential Insurance Company of America (the “Company”)

The Prudential Variable Contract Account GI-2 (the “Registrant”)

File Nos. 333-137572 and 811-07545 (the “Registration Statement”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Company, on behalf of the Registrant, hereby certifies: (1) that the text of the Registrant’s most recent amendments with respect to the above referenced Registration Statement have been filed electronically; and (2) that the form of the Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendments.

Respectfully submitted,

By:	/s/ Rosanne J. Baruh
Rosanne J. Baruh
Vice President
The Prudential Insurance Company of America